Vanguard® International Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Australia (2.3%)
	CSL Ltd.	362,688	77,213
	Domino's Pizza Enterprises Ltd.	68,370	5,883
	Washington H Soul Pattinson & Co. Ltd.	188,991	4,550
	carsales.com Ltd.	221,787	3,576
	Technology One Ltd.	253,623	1,763
	Collins Foods Ltd.	92,545	751
			93,736
Belgium (0.8%)
	UCB SA	154,727	16,735
	Sofina SA	27,311	12,806
	Barco NV	72,171	1,803
			31,344
Brazil (0.2%)
	Raia Drogasil SA	1,324,152	6,417
Canada (9.5%)
	Brookfield Asset Management Inc. Class A	1,255,766	67,791
	Canadian National Railway Co.	566,845	61,591
	Alimentation Couche-Tard Inc. Class B	674,479	27,188
	Franco-Nevada Corp.	152,551	24,400
	Magna International Inc.	240,455	20,160
	Intact Financial Corp.	140,474	19,141
	Loblaw Cos. Ltd.	277,029	18,741
	Imperial Oil Ltd.	584,090	16,002
	George Weston Ltd.	121,574	12,608
	Dollarama Inc.	247,706	11,665
	Open Text Corp.	218,167	11,332
	Metro Inc.	198,417	10,290
	Saputo Inc.	328,882	9,490
	TFI International Inc.	75,034	8,400
	CCL Industries Inc. Class B	134,525	7,715
[1]	Canadian Tire Corp. Ltd. Class A	46,123	7,096
	Onex Corp.	72,911	5,558
	Toromont Industries Ltd.	65,213	5,511
	Ritchie Bros Auctioneers Inc.	86,786	5,181
	iA Financial Corp. Inc.	84,459	4,672
	Empire Co. Ltd. Class A	133,601	4,387
	Stantec Inc.	87,661	4,081
	Parkland Corp.	118,684	3,778
	Premium Brands Holdings Corp. Class A	34,504	3,528
	Boyd Group Services Inc.	16,993	3,328
	Finning International Inc.	128,143	3,313

		Shares	Market Value ($000)
	Cogeco Communications Inc.	25,501	2,415
	Innergex Renewable Energy Inc.	137,665	2,400
	Enghouse Systems Ltd.	43,706	1,973
	Stella-Jones Inc.	52,065	1,889
	Equitable Group Inc.	13,344	1,604
	Cogeco Inc.	11,470	855
			388,083
China (6.4%)
	Tencent Holdings Ltd.	1,764,224	106,397
	Ping An Insurance Group Co. of China Ltd. Class H	5,928,000	51,875
	China Merchants Bank Co. Ltd. Class H	3,656,500	27,817
	Shenzhou International Group Holdings Ltd.	1,197,600	26,579
[2]	Longfor Group Holdings Ltd.	4,822,500	22,416
	China Gas Holdings Ltd.	4,260,130	13,116
	China Resources Gas Group Ltd.	1,849,000	11,399
	Sinopharm Group Co. Ltd. Class H	1,061,900	2,784
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	717,700	1,532
			263,915
Colombia (0.3%)
	Interconexion Electrica SA ESP	870,521	4,898
	Grupo Nutresa SA	380,604	2,032
	Bancolombia SA ADR	64,708	1,841
	Grupo de Inversiones Suramericana SA	387,195	1,727
	Grupo Argos SA	511,125	1,330
	Bancolombia SA Preference Shares	95,350	683
			12,511
Denmark (2.7%)
	DSV PANALPINA A/S	183,336	44,691
	Coloplast A/S Class B	157,926	28,879
	Novozymes A/S Class B	184,249	14,475
	GN Store Nord A/S	113,812	9,974
	ROCKWOOL International A/S Class B	8,476	4,498
	SimCorp A/S	32,000	4,446
	Ringkjoebing Landbobank A/S	23,007	2,612
			109,575
France (1.9%)
	Dassault Systemes SE	1,056,167	58,261
	Teleperformance	46,957	19,806
			78,067
Germany (8.6%)
	SAP SE	978,738	140,460
	Siemens AG (Registered)	677,364	105,691
	Fresenius SE & Co. KGaA	443,457	23,308
	Fresenius Medical Care AG & Co. KGaA	234,171	18,458
	Symrise AG Class A	108,107	15,940
	Brenntag SE	123,561	12,341
	LEG Immobilien SE (XETR)	57,686	9,117
	Nemetschek SE	92,604	8,172
	Bechtle AG	33,168	6,849
	TAG Immobilien AG	115,770	3,840
	FUCHS PETROLUB SE Preference Shares	54,976	2,739
	Gerresheimer AG	24,828	2,592
	Encavis AG	109,128	1,997
	New Work SE	4,443	1,335
	Cewe Stiftung & Co. KGaA	5,889	883

		Shares	Market Value ($000)
	Deutsche Wohnen SE	1,228	77
			353,799
Hong Kong (4.8%)
	AIA Group Ltd.	9,629,160	115,220
	MTR Corp. Ltd.	4,933,620	29,250
	Techtronic Industries Co. Ltd.	1,459,484	26,026
	Hong Kong & China Gas Co. Ltd.	14,870,145	24,184
	SUNeVision Holdings Ltd.	1,842,000	1,943
			196,623
India (12.5%)
	Reliance Industries Ltd.	5,050,791	138,453
	Tata Consultancy Services Ltd.	2,947,396	125,658
	Infosys Ltd. ADR	3,257,357	72,053
	Hindustan Unilever Ltd.	1,871,495	58,804
	Bajaj Finance Ltd.	480,535	40,342
	Asian Paints Ltd.	764,542	30,420
	Pidilite Industries Ltd.	405,459	12,429
	Britannia Industries Ltd.	192,159	8,854
	Berger Paints India Ltd.	775,727	8,802
	Sundaram Finance Ltd.	87,086	3,056
	Infosys Ltd.	131,928	2,875
	Tata Elxsi Ltd.	48,926	2,780
	Persistent Systems Ltd.	59,767	2,531
	LIC Housing Finance Ltd.	396,164	2,191
	KEC International Ltd.	198,911	1,141
*	Yes Bank Ltd.	545,158	94
			510,483
Indonesia (1.0%)
	Bank Central Asia Tbk PT	19,437,800	40,127
Ireland (0.5%)
	Kerry Group plc Class A	140,370	20,799
Israel (0.0%)
	Matrix IT Ltd.	49,554	1,364
Italy (0.6%)
	Recordati Industria Chimica e Farmaceutica SPA	167,137	10,338
	DiaSorin SPA	44,778	9,088
	Reply SPA	29,475	5,269
			24,695
Japan (15.6%)
	Keyence Corp.	193,800	107,947
	Murata Manufacturing Co. Ltd.	538,700	44,704
	M3 Inc.	541,100	35,392
	Seven & i Holdings Co. Ltd.	707,400	31,564
	Astellas Pharma Inc.	1,507,000	24,003
	Terumo Corp.	605,776	23,511
	Kao Corp.	384,400	23,145
	Aeon Co. Ltd.	695,600	19,035
	Nitori Holdings Co. Ltd.	91,201	17,335
	Asahi Group Holdings Ltd.	384,043	17,280
	Nomura Research Institute Ltd.	511,600	16,463
	Obic Co. Ltd.	79,500	13,972
	Shionogi & Co. Ltd.	251,800	13,261
	Pan Pacific International Holdings Corp.	502,764	10,495
	Nitto Denko Corp.	126,900	9,428
	MonotaRO Co. Ltd.	399,467	9,189

	Shares	Market Value ($000)
Yamaha Corp.	153,300	8,495
Yakult Honsha Co. Ltd.	138,000	8,155
Otsuka Corp.	152,000	7,898
GMO Payment Gateway Inc.	60,600	7,790
Oracle Corp. Japan	101,900	7,612
Hikari Tsushin Inc.	37,000	6,406
Hulic Co. Ltd.	533,000	6,064
Itochu Techno-Solutions Corp.	189,203	5,804
Nissan Chemical Corp.	116,900	5,730
Welcia Holdings Co. Ltd.	166,700	5,674
TIS Inc.	211,000	5,473
Kansai Paint Co. Ltd.	218,100	5,356
Tokyo Century Corp.	96,900	5,333
Open House Co. Ltd.	101,400	5,127
SCSK Corp.	82,900	4,996
Hakuhodo DY Holdings Inc.	313,100	4,762
Kurita Water Industries Ltd.	91,800	4,459
USS Co. Ltd.	249,200	4,338
Benefit One Inc.	125,700	4,139
Nisshin Seifun Group Inc.	242,400	3,908
Rinnai Corp.	41,284	3,835
Nomura Real Estate Holdings Inc.	154,280	3,826
Chiba Bank Ltd.	668,900	3,805
Medipal Holdings Corp.	192,700	3,629
Hitachi Transport System Ltd.	88,400	3,543
COMSYS Holdings Corp.	110,100	3,060
Sundrug Co. Ltd.	94,224	3,059
Alfresa Holdings Corp.	185,600	2,827
Relo Group Inc.	119,300	2,633
Nihon Unisys Ltd.	86,900	2,620
Zenkoku Hosho Co. Ltd.	56,600	2,568
Tokyo Tatemono Co. Ltd.	166,200	2,500
PALTAC Corp.	52,654	2,445
Takara Bio Inc.	95,000	2,375
Goldwin Inc.	37,500	2,344
Kyowa Exeo Corp.	93,000	2,312
Sanwa Holdings Corp.	185,600	2,259
NEC Networks & System Integration Corp.	118,300	2,098
Information Services International-Dentsu Ltd.	52,200	2,066
SHO-BOND Holdings Co. Ltd.	47,684	2,014
Aica Kogyo Co. Ltd.	55,700	1,968
Yaoko Co. Ltd.	31,600	1,907
Mani Inc.	84,900	1,812
Infomart Corp.	204,800	1,690
Kusuri no Aoki Holdings Co. Ltd.	25,000	1,674
TS Tech Co. Ltd.	106,900	1,590
Fuyo General Lease Co. Ltd.	24,300	1,588
Dip Corp.	51,500	1,506
Aeon Delight Co. Ltd.	45,700	1,504
Nichias Corp.	55,800	1,419
en japan Inc.	40,500	1,414
Mizuho Leasing Co. Ltd.	40,600	1,347
Elecom Co. Ltd.	69,932	1,231
Takuma Co. Ltd.	67,100	1,077
Nojima Corp.	41,200	1,071
DTS Corp.	42,800	1,033
Funai Soken Holdings Inc.	44,900	1,032
Japan Material Co. Ltd.	83,500	998

	Shares	Market Value ($000)
Valor Holdings Co. Ltd.	45,512	967
MCJ Co. Ltd.	81,100	917
Takeuchi Manufacturing Co. Ltd.	36,400	908
Kissei Pharmaceutical Co. Ltd.	43,900	903
Maruwa Co. Ltd.	9,200	901
BeNext-Yumeshin Group Co.	72,200	899
Nippon Densetsu Kogyo Co. Ltd.	51,000	893
Ai Holdings Corp.	47,470	886
San-A Co. Ltd.	23,726	885
Shoei Co. Ltd.	20,400	855
Giken Ltd.	20,800	853
Yellow Hat Ltd.	42,500	819
Nomura Co. Ltd.	98,500	768
Hogy Medical Co. Ltd.	24,200	761
JCU Corp.	20,700	760
S Foods Inc.	24,000	750
Modec Inc.	44,400	744
Ricoh Leasing Co. Ltd.	23,000	725
eGuarantee Inc.	33,800	724
Eizo Corp.	16,800	708
Sekisui Jushi Corp.	35,100	699
Mitsubishi Pencil Co. Ltd.	53,100	686
Kameda Seika Co. Ltd.	16,600	685
Future Corp.	35,300	593
FULLCAST Holdings Co. Ltd.	28,600	589
Fukui Computer Holdings Inc.	15,400	568
Siix Corp.	41,900	541
G-Tekt Corp.	32,600	463
Fujicco Co. Ltd.	26,200	459
Hiday Hidaka Corp.	28,362	455
Mitsubishi Research Institute Inc.	12,100	441
Intage Holdings Inc.	30,000	420
WDB Holdings Co. Ltd.	14,900	412
Sinko Industries Ltd.	20,200	389
Nippon Parking Development Co. Ltd.	258,200	366
Altech Corp.	18,400	341
Koshidaka Holdings Co. Ltd.	61,900	313
Ebase Co. Ltd.	35,000	259
		641,227
Malaysia (0.0%)
My EG Services Bhd.	2,851,800	1,122
Mexico (1.2%)
America Movil SAB de CV Series L	35,770,556	29,973
Grupo Elektra SAB de CV	187,195	15,176
Grupo Cementos de Chihuahua SAB de CV	260,100	2,115
		47,264
Netherlands (0.1%)
Aalberts NV	87,345	5,325
New Zealand (0.5%)
Fisher & Paykel Healthcare Corp. Ltd.	459,588	10,116
Mercury NZ Ltd.	1,074,929	4,946
Mainfreight Ltd.	79,518	4,546
EBOS Group Ltd.	129,575	2,803
		22,411
Norway (0.2%)
TOMRA Systems ASA	116,524	6,733

		Shares	Market Value ($000)
	Borregaard ASA	78,755	2,049
			8,782
Philippines (0.1%)
	International Container Terminal Services Inc.	1,644,660	5,116
South Africa (1.7%)
	Naspers Ltd. Class N	346,928	66,950
	PSG Group Ltd.	177,373	920
			67,870
South Korea (1.3%)
	NAVER Corp.	130,886	49,331
	LEENO Industrial Inc.	12,006	1,869
	AfreecaTV Co. Ltd.	8,883	1,024
	JW Pharmaceutical Corp.	16,114	405
			52,629
Spain (0.1%)
	Vidrala SA	23,517	2,827
Sweden (1.0%)
	Assa Abloy AB Class B	841,927	27,006
	Castellum AB	223,341	6,255
	Hufvudstaden AB Class A	160,125	2,927
	Wihlborgs Fastigheter AB	121,364	2,828
	Atrium Ljungberg AB Class B	101,931	2,495
			41,511
Switzerland (17.6%)
	Nestle SA (Registered)	1,435,513	181,779
	Roche Holding AG	457,846	176,871
	Novartis AG (Registered)	1,744,834	161,359
	Sika AG (Registered)	112,998	39,806
	Givaudan SA (Registered)	7,346	36,666
	Partners Group Holding AG	21,136	36,108
	Geberit AG (Registered)	28,654	23,527
	EMS-Chemie Holding AG (Registered)	18,605	20,625
	Logitech International SA (Registered)	132,508	14,559
	Temenos AG (Registered)	59,293	9,419
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	817	9,151
	DKSH Holding AG	51,355	4,341
	Interroll Holding AG (Registered)	689	3,149
*	ALSO Holding AG (Registered)	10,147	3,122
	Orior AG	4,988	471
			720,953
Taiwan (0.7%)
	E.Sun Financial Holding Co. Ltd.	9,964,230	9,450
	Chailease Holding Co. Ltd.	1,095,000	9,087
	Advantech Co. Ltd.	628,000	8,197
	Sinbon Electronics Co. Ltd.	186,000	1,600
			28,334
Thailand (0.1%)
	Krungthai Card PCL	2,033,200	3,822
United Kingdom (7.3%)
	Diageo plc	1,863,557	92,407
	RELX plc	1,580,362	46,454
	Experian plc	731,154	32,190
	Ashtead Group plc	358,535	26,829
	Croda International plc	111,422	13,043

		Shares	Market Value ($000)
	Spirax-Sarco Engineering plc	58,486	12,185
	Halma plc	303,331	12,176
	Intertek Group plc	128,822	9,230
	Sage Group plc	877,915	8,557
	Intermediate Capital Group plc	228,926	6,899
	Hikma Pharmaceuticals plc	185,283	6,813
	DCC plc	77,859	6,519
	Dechra Pharmaceuticals plc	85,515	5,905
	Genus plc	51,581	3,952
	Daily Mail & General Trust plc Class A	166,343	2,530
	RWS Holdings plc	307,379	2,419
	Cranswick plc	41,597	2,337
	Grainger plc	531,733	2,236
	Liontrust Asset Management plc	48,085	1,399
	Smart Metering Systems plc	89,221	1,119
	Hilton Food Group plc	68,770	1,090
	Avon Protection plc	24,498	924
	EMIS Group plc	50,062	898
	Clinigen Group plc	105,024	875
	Advanced Medical Solutions Group plc	170,199	664
			299,650
Total Common Stocks (Cost $3,393,370)			4,080,381
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[3,4]	Vanguard Market Liquidity Fund, 0.064% (Cost $21,936)	219,357	21,936
Total Investments (100.1%) (Cost $3,415,306)			4,102,317
Other Assets and Liabilities—Net (-0.1%)			(3,551)
Net Assets (100%)			4,098,766
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,462,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $22,416,000, representing 0.5% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $6,804,000 was received for securities on loan.
ADR—American Depositary Receipt.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2021	17	3,731	98
Euro Stoxx 50 Index	September 2021	95	4,607	(44)
MSCI Emerging Markets Index	September 2021	89	5,686	(308)
Topix Index	September 2021	22	3,820	(106)
				(360)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Bank of America, N.A.	9/15/21	EUR	2,194	USD	2,670	—	(65)
BNP Paribas	9/15/21	INR	916,000	USD	12,388	—	(134)
Standard Chartered Bank	9/15/21	USD	8,981	CHF	8,048	86	—
State Street Bank & Trust Co.	9/15/21	USD	1,416	GBP	1,000	25	—
Bank of America, N.A.	9/15/21	USD	190	JPY	20,772	—	—
						111	(199)
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	454,275	—	—	454,275
Common Stocks—Other	72,053	3,554,053	—	3,626,106
Temporary Cash Investments	21,936	—	—	21,936
Total	548,264	3,554,053	—	4,102,317
Derivative Financial Instruments
Assets
Futures Contracts[1]	98	—	—	98
Forward Currency Contracts	—	111	—	111
Total	98	111	—	209
Liabilities
Futures Contracts[1]	458	—	—	458
Forward Currency Contracts	—	199	—	199
Total	458	199	—	657
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.